                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      December 31, 2000
                                                   -----------------


Check here if Amendment [X]              Amendment Number :    1
                                                           ----------

   This Amendment (Check only one):    [X] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:      28- 2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          -----------------------------------------
Title:    Vice President of General Partner
          -----------------------------------------
Phone:    (203) 861-4600
          -----------------------------------------

Signature, Place, and Date of Signing:

                /s/ E.J. Bird                    Greenwich, CT                    February 13, 2002
          ---------------------------------      -----------------------          ------------------
           (Signature)                           (City, State)                         (Date)

Report Type (Check only one):

   [X]   13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

   [ ]   13F NOTICE ( Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ]   13F COMBINATION REPORT ( Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Manager:                         NONE
Form 13F Information Table Entry Total:                     24
Form 13F Information Table Value Total:            $ 2,567,178
                                                (in thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                           FORM 13F Information Table


        COLUMN 1         COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
------------------------ --------    ----------- ---------   --------------------  ----------  -------- ---------------------------
                                                    FAIR
                                                   MARKET
                         TITLE OF      CUSIP       VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       CLASS       NUMBER     (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  (A)SOLE  (B)SHARED  (C)NONE
------------------------ --------    ----------- --------  ----------  ---  ----  ----------  --------  ---------------------------
Anchor Gaming            Common      033037-10-2    9,128     234,057   SH         DEFINED                 234,057
Anchor Gaming            Common      033037-10-2   16,569     424,843   SH          SOLE                   424,843
Autozone Inc.            Common      053332-10-2  313,110  10,986,317   SH         DEFINED              10,986,317
Autozone Inc.            Common      053332-10-2  307,090  10,775,083   SH          SOLE                10,775,083
AutoNation, Inc.         Common      05329W-10-2   87,229  14,538,248   SH         DEFINED              14,538,248
AutoNation, Inc.         Common      05329W-10-2  160,204  26,700,652   SH          SOLE                26,700,652
ANC Rental Corp          Common      001813-10-4    8,437   2,410,498   SH         DEFINED               2,410,498
ANC Rental Corp          Common      001813-10-4   15,059   4,302,675   SH          SOLE                 4,302,675
Deluxe Corp.             Common      248019-10-1   83,559   3,306,638   SH         DEFINED               3,306,638
Deluxe Corp.             Common      248019-10-1  147,945   5,854,562   SH          SOLE                 5,854,562
Footstar Inc.            Common      344912-10-0   56,473   1,140,875   SH         DEFINED               1,140,875
Footstar Inc.            Common      344912-10-0  121,247   2,449,425   SH          SOLE                 2,449,425
GTech Holdings Corp.     Common      400518-10-6   25,617   1,245,778   SH         DEFINED               1,245,778
GTech Holdings Corp.     Common      400518-10-6   45,178   2,197,122   SH          SOLE                 2,197,122
JC Penney Company Inc.   Common      708160-10-6   10,287     945,902   SH         DEFINED                 945,902
JC Penney Company Inc.   Common      708160-10-6   18,483   1,699,598   SH          SOLE                 1,699,598
McKesson Corp            Common      581557-10-5  430,968  12,008,051   SH         DEFINED              12,008,051
McKesson Corp            Common      581557-10-5  237,594   6,620,049   SH          SOLE                 6,620,049
Office Depot Inc.        Common      676220-10-6   59,086   8,292,793   SH         DEFINED               8,292,793
Office Depot Inc.        Common      676220-10-6  108,332  15,204,507   SH          SOLE                15,204,507
Payless ShoeSource Inc.  Common      704379-10-6   93,249   1,318,009   SH         DEFINED               1,318,009
Payless ShoeSource Inc.  Common      704379-10-6  205,585   2,905,791   SH          SOLE                 2,905,791
Russ Berrie & Co.        Common      782233-10-0    2,378     112,576   SH         DEFINED                 112,576
Russ Berrie & Co.        Common      782233-10-0    4,371     206,924   SH          SOLE                   206,924

*Pursuant to Rule 24b-2 of the Securities Exchange Act of 1934, confidential information has been omitted from this Form 13F and filed separately with the Securities and Exchange Commission.